Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2024	Mar. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, authorized shares	[1]	500,000,000	500,000,000
Ordinary shares, shares issued	[1]	12,500,000	12,500,000
Ordinary shares, shares outstanding	[1]	12,500,000	12,500,000

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 14.